Consolidated Statements of Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenue
Digital currency mining (note 3)		$ 18,128,241	$ 24,190,060		$ 24,952,344
Colocation services (note 3)		1,675,269
Sale of electricity (note 3)		3,037,393
Sale of energy (note 4)		3,272,005
Total revenue		26,112,908	24,190,060		24,952,344
Cost of digital currency mining
Cost of revenue		(20,217,924)	(17,760,786)		(7,072,764)
Depreciation and amortization		(14,923,419)	(10,709,108)		(3,281,143)
Miner lease and hosting agreement (note 3)		(638,689)	(2,517,503)		(3,469,287)
Gross profit (loss)		(9,667,124)	(6,797,337)		11,129,150
Expenses
Office and administrative expenses		(2,108,831)	(3,016,409)		(1,182,258)
Professional fees		(1,546,626)	(1,745,613)		(1,496,418)
Regulatory fees		(119,647)	(235,445)		(162,681)
Gain on sale of property, plant and equipment			1,140,658		1,552,295
Loss on settlement of debt			(294,306)		(390,290)
Foreign exchange gain (loss)		(1,377,475)	3,972,705		358,985
Gain (loss) on sale of digital currencies (note 3)		945,536	(11,574,330)		290,948
Loss on digital currency option calls			(1,950,000)
Change in fair value of loan payable		(310,521)
Change in fair value of promissory note receivable		50,685
Other income (expense)		54,528	(50,834)		98,443
Change in fair value of amount owing for Miner Lease Agreement		(267,551)	1,693,088		528,875
Share based compensation (note 17)		(1,620,777)	(3,296,238)		(7,804,271)
Loss on revaluation of digital currencies (note 3)		10,991	(3,256,530)
Impairment of goodwill (note 9)			(1,260,783)
Impairment of data miners (note 6)			(1,556,000)
Write-off of property, plant and equipment		(1,363,941)
Operating (loss) income		(17,320,753)	(28,227,374)		2,922,778
Revaluation of warrant liabilities (note 14)		(4,522,523)	32,010,637		1,551,013
Net financial expenses (note 20)		(42,134)	(296,218)		(332,814)
Private placements issuance costs			(695,170)		(4,973,051)
Net income (loss) before income taxes		(21,885,410)	2,791,875		(832,074)
Income tax expense					(127,340)
Deferred tax recovery (expense)			1,537,467		(2,173,279)
Net income (loss) for the year		(21,885,410)	4,329,342		(3,132,693)
Other comprehensive income (loss)
Items that will be reclassified to net income		1,263,136	(3,658,651)		48,906
Foreign currency translation adjustment
Items that will not be reclassified to net income			(3,706,624)		1,724,123
Revaluation of digital currencies, net of tax
Total comprehensive loss for the year		$ (20,622,274)	$ (3,035,933)		$ (1,359,664)
Basic income (loss) per share (note 18) (in Dollars per share)		$ (0.77)	$ 0.16		$ (0.14)
Diluted income (loss) per share (note 18) (in Dollars per share)	[1]	$ (0.77)	$ 0.15	[2],[3]	$ (0.14)

[1]	Diluted income per share does not include the effect of warrants and stock options as they are anti-dilutive.
[2]	During the external audit of the Corporation's financial statements for the year ended December 31, 2023, the Corporation determined that it was required to make an immaterial error correction to distinguish diluted net income (loss) per share from basic net income (loss) per share.
[3]	During the external audit of the Corporation’s financial statements for the year ended December 31, 2023, the Corporation determined that it was required to make an immaterial error correction to distinguish diluted net income (loss) per share from basic net income (loss) per share.